Pension Plans And Other Postretirement Benefits	12 Months Ended
Dec. 31, 2013
Pension Plans And Other Postretirement Benefits [Abstract]
Pension Plans And Other Postretirement Benefits

Note 15 – Pension Plans and Other Post-retirement Benefits

The Company maintains qualified, defined benefit pension plans that cover its full-time employees who were hired prior to April 1, 2003.  Retirement benefits under the plans are generally based on the employee’s total years of service and compensation during the last five years of employment. The Company’s policy is to fund the plans annually at a level which is deductible for income tax purposes and which provides assets sufficient to meet its pension obligations over time.  To offset some limitations imposed by the Internal Revenue Code with respect to payments under qualified plans, the Company has a non-qualified Supplemental Pension Benefit Plan for Salaried Employees in order to prevent some employees from being penalized by these limitations.  The Company also has non-qualified Supplemental Executive Retirement Plans for some current and retired employees.  The net pension costs and obligations of the qualified and non-qualified plans are included in the tables which follow.  Employees hired after April 1, 2003 may participate in a defined contribution plan that provides a Company matching contribution on amounts contributed by participants and an annual profit-sharing contribution based upon a percentage of the eligible participants’ compensation.

In addition to providing pension benefits, the Company offers Post-retirement Benefits other than Pensions (“PBOPs”) to employees hired before April 1, 2003 and retiring with a minimum level of service. These PBOPs include continuation of medical and prescription drug benefits, or a cash contribution toward such benefits, for eligible retirees and life insurance benefits for eligible retirees.  The Company funds its gross PBOP cost through various trust accounts.  The benefits of retired officers and other eligible retirees are paid by the Company and not from plan assets due to limitations imposed by the Internal Revenue Code.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid in the years indicated:

	Pension Benefits	Other Post-retirement Benefits
Years:
2014	$11,601	$1,680
2015	12,400	1,897
2016	13,212	2,177
2017	14,048	2,464
2018	14,948	2,760
2019-2023	87,278	17,027

The changes in the benefit obligation and fair value of plan assets, the funded status of the plans and the assumptions used in the measurement of the company’s benefit obligation are as follows:

	Pension Benefits		Other Post-retirement Benefits
	2013	2012	2013	2012

Change in benefit obligation:
Benefit obligation at January 1,	$303,077	$237,087	$63,033	$50,189
Service cost	5,313	4,920	1,525	1,309
Interest cost	12,660	12,728	2,579	2,482
Actuarial (gain) loss	(30,223)	34,750	(9,024)	5,218
Plan participants' contributions	-	-	190	199
Benefits paid	(10,332)	(9,329)	(1,129)	(1,160)
Plan amendments	666	-	-	(392)
Acquisition	-	23,652	-	5,188
Settlements	-	(731)	-	-
Benefit obligation at December 31,	281,161	303,077	57,174	63,033

Change in plan assets:
Fair value of plan assets at January 1,	190,084	148,912	34,054	28,131
Actual return on plan assets	36,517	17,153	5,800	2,019
Employer contributions	16,078	15,256	1,913	1,905
Benefits paid	(10,332)	(9,329)	(927)	(941)
Acquisition	-	18,823	-	2,940
Settlements	-	(731)	-	-
Fair value of plan assets at December 31,	232,347	190,084	40,840	34,054

Funded status of plan:
Net amount recognized at December 31,	$48,814	$112,993	$16,334	$28,979

The Company’s pension plans had an accumulated benefit obligation of $246,843 and $267,400 at December 31, 2013 and 2012, respectively.  The following table provides the net liability recognized on the consolidated balance sheets at December 31,:

	Pension Benefits		Other Post-retirement Benefits
	2013	2012	2013	2012

Current liability	$366	$222	$-	$-
Noncurrent liability	48,448	112,771	16,334	28,979
Net liability recognized	$48,814	$112,993	$16,334	$28,979

At December 31, 2013 and 2012, the Company’s pension plans had benefit obligations in excess of its plan assets.  The following tables provide the projected benefit obligation, the accumulated benefit obligation and fair market value of the plan assets as of December 31,:

	Projected Benefit Obligation Exceeds the Fair Value of Plan Assets
	2013	2012

Projected benefit obligation	$281,161	$303,077
Fair value of plan assets	232,347	190,084

	Accumulated Benefit Obligation Exceeds the Fair Value of Plan Assets
	2013	2012

Accumulated benefit obligation	$246,843	$267,400
Fair value of plan assets	232,347	190,084

The following table provides the components of net periodic benefit costs for the years ended December 31,:

	Pension Benefits			Other Post-retirement Benefits
	2013	2012	2011	2013	2012	2011

Service cost	$5,313	$4,920	$4,127	$1,525	$1,309	$1,092
Interest cost	12,660	12,728	12,052	2,579	2,482	2,414
Expected return on plan assets	(14,770)	(13,588)	(11,731)	(2,268)	(1,950)	(1,689)
Amortization of transition obligation	-	-	-	-	-	104
Amortization of prior service cost	228	277	253	(295)	(299)	(268)
Amortization of actuarial loss	8,169	6,568	3,578	1,479	1,024	783
Amortization of regulatory asset	-	-	-	-	69	137
Settlement loss	-	304	-	-	90	-
Capitalized costs	(4,231)	(3,696)	(3,499)	(745)	(671)	(668)
Net periodic benefit cost	$7,369	$7,513	$4,780	$2,275	$2,054	$1,905

The Company records the underfunded status of its pension and other post-retirement benefit plans on its consolidated balance sheets and records a regulatory asset for these costs that would otherwise be charged to stockholders’ equity, as the Company anticipates recoverability of the costs through customer rates.  The Company’s pension and other post-retirement benefit plans were underfunded at December 31, 2013 and 2012.  Changes in the plans’ funded status will affect the assets and liabilities recorded on the balance sheet.  Due to the Company’s regulatory treatment, the recognition of the funded status is recorded as a regulatory asset pursuant to the FASB’s accounting guidance for regulated operations.

The following table provides the amounts recognized in regulatory assets that have not been recognized as components of net periodic benefit cost as of December 31,:

	Pension Benefits		Other Post-retirement Benefits
	2013	2012	2013	2012

Net actuarial loss	$46,843	$106,980	$7,280	$21,315
Prior service cost (credit)	1,734	1,297	(682)	(977)
Total recognized in regulatory assets	$48,577	$108,277	$6,598	$20,338

The estimated net actuarial loss, prior service cost, and transition asset for the Company’s pension plans that will be amortized in 2014 from the regulatory assets into net periodic benefit cost are $2,001, $277, and $0, respectively.  The estimated net actuarial loss, prior service credit, and transition obligation for the Company’s other post-retirement benefit plans that will be amortized in 2014 from regulatory assets into net periodic benefit cost are $329, $295, and $0, respectively.

Accounting for pensions and other post-retirement benefits requires an extensive use of assumptions about the discount rate, expected return on plan assets, the rate of future compensation increases received by the Company’s employees, mortality, turnover and medical costs.  Each assumption is reviewed annually with assistance from the Company’s actuarial consultant who provides guidance in establishing the assumptions. The assumptions are selected to represent the average expected experience over time and may differ in any one year from actual experience due to changes in capital markets and the overall economy.  These differences will impact the amount of pension and other post-retirement benefit expense that the Company recognizes.

The significant assumptions related to the Company’s benefit obligations are as follows:

	Pension Benefits		Other Post-retirement Benefits
	2013	2012	2013	2012
Weighted Average Assumptions Used to Determine Benefit Obligations as of December 31,
Discount rate	5.12%	4.17%	5.12%	4.17%
Rate of compensation increase	4.0-4.5%	4.0-4.5%	4.0%	4.0%

Assumed Health Care Cost Trend Rates Used to Determine Benefit Obligations as of December 31,
Health care cost trend rate	n/a	n/a	7.5%	8.0%
Rate to which the cost trend is assumed to decline (the ultimate trend rate)	n/a	n/a	5.0%	5.0%
Year that the rate reaches the ultimate trend rate	n/a	n/a	2019	2019

n/a – Assumption is not applicable to pension benefits.

The significant assumptions related to the Company’s net periodic benefit costs are as follows:

	Pension Benefits			Other Post-retirement Benefits
	2013	2012	2011	2013	2012	2011
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs for Years Ended December 31,
Discount rate	4.17%	5.00%	5.75%	4.17%	5.00%	5.75%
Expected return on plan assets	7.50%	7.75%	7.8%	5.00-7.50%	5.17-7.75%	5.17-7.75%
Rate of compensation increase	4.0-4.5%	4.0-4.5%	4.0-4.5%	4.0%	4.0%	4.0%

Assumed Health Care Cost Trend Rates Used to Determine Net Periodic Benefit Costs for Years Ended December 31,
Health care cost trend rate	n/a	n/a	n/a	8.0%	8.5%	9.0%
Rate to which the cost trend is assumed to decline (the ultimate trend rate)	n/a	n/a	n/a	5.0%	5.0%	5.0%
Year that the rate reaches the ultimate trend rate	n/a	n/a	n/a	2019	2019	2019

n/a – Assumption is not applicable to pension benefits.

Assumed health-care trend rates have a significant effect on the expense and liabilities for other post-retirement benefit plans.  The health care trend rate is based on historical rates and expected market conditions.  A one-percentage point change in the assumed health-care cost trend rates would have the following effects:

	1-Percentage-Point Increase	1-Percentage-Point Decrease
Effect on the health-care component of the accrued other post-retirement benefit obligation	$3,690	$(3,490)
Effect on aggregate service and interest cost components of net periodic post-retirement health-care benefit cost	$308	$(285)

The Company’s discount rate assumption was determined by selecting a hypothetical portfolio of high quality corporate bonds appropriate to provide for the projected benefit payments of the plan.  The selected bond portfolio was derived from a universe of Aa-graded corporate bonds, all of which were noncallable (or callable with make-whole provisions), and have at least $50,000 in outstanding value.  The discount rate was then developed as the single rate that equates the market value of the bonds purchased to the discounted value of the plan’s benefit payments.  The Company’s pension expense and liability (benefit obligations) increases as the discount rate is reduced.  A 25 basis-point reduction in this assumption would have increased 2013 pension expense by $898 and the pension liabilities by $10,270.

The Company’s expected return on assets is determined by evaluating the asset class return expectations with its advisors as well as actual, long-term, historical results of our asset returns.  The Company’s market related value of plan assets is equal to the fair value of the plan assets as of the last day of its fiscal year, and is a determinant for the expected return on assets which is a component of net pension expense.  The Company’s pension expense increases as the expected return on assets decreases. A 25 basis-point reduction in this assumption would have increased 2013 pension expense by $492.  For 2013, the Company used a 7.50% expected return on assets assumption which will remain unchanged for 2014.  The Company believes its actual long-term asset allocation on average will approximate the targeted allocation.  The Company’s investment strategy is to earn a reasonable rate of return while maintaining risk at acceptable levels through the diversification of investments across and within various asset categories. Investment returns are compared to benchmarks that include the S&P 500 Index, the Barclays Capital Intermediate Government/Credit Index, and a combination of the two indices.  The Pension Committee meets semi-annually to review plan investments and management monitors investment performance quarterly through a performance report prepared by an external consulting firm.

The Company’s pension plan asset allocation and the target allocation by asset class are as follows:

		Percentage of Plan Assets at December 31,
	Target Allocation	2013	2012
Asset Class:
Domestic equities	25 to 75%	65%	55%
International equities	0 to 10%	7%	8%
Fixed income	25 to 50%	24%	22%
Alternative investments	0 to 5%	1%	2%
Cash and cash equivalents	0 to 20%	3%	13%
Total	100%	100%	100%

The fair value of the Company’s pension plans’ assets at December 31, 2013 by asset class are as follows:

Asset Class:	Total	Level 1	Level 2	Level 3
Domestic equities (1)
Common stocks	$149,456	$149,456	$-	$-
Mutual funds	2,215	2,215	-	-
International equities (2)	16,256	16,256	-	-
Fixed income (3)
U.S. Treasury and government agency bonds	24,750	-	24,750	-
Corporate and foreign bonds	6,459	-	6,459	-
Mutual funds	24,640	24,640	-	-
Alternative investments (4)
Real estate	1,950	1,950	-	-
Commodity funds	1,291	1,291	-	-
Cash and cash equivalents (5)	5,330	-	5,330	-
Total pension assets	$232,347	$195,808	$36,539	$-

The fair value of the Company’s pension plans’ assets at December 31, 2012 by asset class are as follows:

Asset Class:	Total	Level 1	Level 2	Level 3
Domestic equities (1)
Common stocks	$105,381	$105,381	$-	$-
International equities (2)	14,531	14,531	-	-
Fixed income (3)
U.S. Treasury and government agency bonds	12,156	-	12,156	-
Corporate and foreign bonds	5,975	-	5,975	-
Mutual funds	23,226	23,226	-	-
Alternative investments (4)
Real estate	2,890	2,890	-	-
Commodity funds	1,700	1,700	-	-
Cash and cash equivalents (5)	24,225	-	24,225	-
Total pension assets	$190,084	$147,728	$42,356	$-

(1)

Investments in common stocks are valued using unadjusted quoted prices obtained from active markets.  Investments in mutual funds, which invest in common stocks, are valued using the net asset value per unit as obtained from quoted market prices for the mutual funds.

(2)	Investments in international equities are valued using unadjusted quoted prices obtained from active markets.
(3)

Investments in U.S. Treasury and government agency bonds and corporate and foreign bonds are valued by a pricing service which utilizes pricing models that incorporate available trade, bid, and other market information to value the fixed income securities.  Investments in mutual funds, which invest in bonds, are valued using the net asset value per unit as obtained from quoted market prices in active markets for the mutual fund.

(4)

Investments in real estate are comprised of investments in real estate funds and real estate investment trusts and are valued using unadjusted quoted prices obtained from active markets.  Investments in commodity funds are valued using unadjusted quoted prices obtained from active markets.

(5)	Cash is comprised of money market funds, which are valued utilizing the net asset value per unit based on the fair value of the underlying assets as determined by the fund’s investment managers.

Equity securities include Aqua America, Inc. common stock in the amounts of $14,983 or 6.5% and $12,596 or 6.6% of total pension plans’ assets as of December 31, 2013 and 2012, respectively.

The asset allocation for the Company’s other post-retirement benefit plans and the target allocation by asset class are as follows:

		Percentage of Plan Assets at December 31,
	Target Allocation	2013	2012
Asset Class:
Domestic equities	25 to 75%	58%	40%
International equities	0 to 10%	5%	6%
Fixed income	25 to 50%	24%	26%
Alternative investments	0 to 5%	1%	1%
Cash and cash equivalents	0 to 20%	12%	27%
Total	100%	100%	100%

The fair value of the Company’s other post-retirement benefit plans’ assets at December 31, 2013 by asset class are as follows:

Asset Class:	Total	Level 1	Level 2	Level 3
Domestic equities (1)
Common stocks	$12,811	$12,811	$-	$-
Mutual funds	10,977	10,977	-	-
International equities (2)	2,061	2,061	-	-
Fixed income (3)
U.S. Treasury and government agency bonds	4,679	-	4,679	-
Corporate and foreign bonds	3,933	-	3,933	-
Mutual funds	1,393	1,393	-	-
Alternative investments (4)	162	162	-	-
Cash and cash equivalents (5)	4,824	-	4,824	-
Total other post-retirement assets	$40,840	$27,404	$13,436	$-

The fair value of the Company’s other post-retirement benefit plans’ assets at December 31, 2012 by asset class are as follows:

Asset Class:	Total	Level 1	Level 2	Level 3
Domestic equities (1)
Common stocks	$8,219	$8,219	$-	$-
Mutual funds	5,378	5,378	-	-
International equities (2)	1,895	1,895	-	-
Fixed income (3)
U.S. Treasury and government agency bonds	4,751	-	4,751	-
Corporate and foreign bonds	2,735	-	2,735	-
Mutual funds	1,398	1,398	-	-
Alternative investments (4)	143	143	-	-
Cash and cash equivalents (5)	9,535	-	9,535	-
Total other post-retirement assets	$34,054	$17,033	$17,021	$-

(1)

Investments in common stocks are valued using unadjusted quoted prices obtained from active markets.  Investments in mutual funds, which invest in common stocks, are valued using the net asset value per unit as obtained from quoted market prices for the mutual funds.

(2)	Investments in international equities are valued using unadjusted quoted prices obtained from active markets.
(3)

Investments in U.S. Treasury and government agency bonds and corporate and foreign bonds are valued by a pricing service which utilizes pricing models that incorporate available trade, bid, and other market information to value the fixed income securities.  Investments in mutual funds, which invest in bonds, are valued using the net asset value per unit as obtained from quoted market prices in active markets for the mutual fund.

(4)	Investments in alternative investments are comprised of investments in real estate funds and real estate investment trusts and are valued using unadjusted quoted prices obtained from active markets.
(5)	Cash is comprised of money market funds, which are valued utilizing the net asset value per unit based on the fair value of the underlying assets as determined by the fund’s investment managers.

Funding requirements for qualified defined benefit pension plans are determined by government regulations and not by accounting pronouncements.  In accordance with funding rules and the Company’s funding policy, during 2014 our pension contribution is expected to be approximately $17,875.  The Company’s funding of its PBOP cost during 2014 is expected to approximate $2,763.

The Company has 401(k) savings plans that cover substantially all employees.  The Company makes matching contributions that are initially invested in Aqua America, Inc. common stock based on a percentage of an employee’s contribution, subject to specific limitations.  Participants may diversify their Company matching account balances into other investments offered under the 401(k) savings plans.  The Company’s matching contribution and annual profit-sharing contribution, recorded as compensation expense, was $2,790, $2,741, and $2,496, for the years ended December 31, 2013, 2012, and 2011, respectively.